EMPLOYEE STOCK BENEFIT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved	25,000,000
Percentage of market price at which executive officers and key employees may be granted options to purchase common stock	100.00%
Term of awards	3 years
Assumptions used to calculate fair value of stock options
Expected volatility (as a percent)	27.00%	26.90%	26.70%
Risk-free interest rate (as a percent)	0.90%	1.20%	2.60%
Dividend yield (as a percent)	1.90%	1.60%	1.70%
Expected life (in years)	5 years 3 months 20 days	6 years	6 years
Stock option, Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,959,000	1,902,000	1,789,000	1,404,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	485,000	491,000	558,000
Exercised (in shares)	(377,000)	(325,000)	(140,000)
Forfeited or expired (in shares)	(51,000)	(53,000)	(33,000)
Vested (in shares)	1,119,000
Vested and expected to vest (in shares)	1,940,000
Stock option, Weighted Average Exercise Price of Shares
Balance at the beginning of the period (in dollars per share)	$ 52.11	$ 42.12	$ 34.36
Granted (in dollars per share)	$ 74.76	$ 78.12	$ 59.18
Exercised (in dollars per share)	$ 36.06	$ 35.60	$ 31.65
Forfeited or expired (in dollars per share)	$ 73.57	$ 57.50	$ 45.03
Balance at the end of the period (in dollars per share)	$ 60.12	$ 52.11	$ 42.12	$ 34.36
Vested (in dollars per share)	$ 50.24
Vested and expected to vest (in dollars per share)	$ 59.98
Stock option, Average Remaining Contractual Term (in years)
Balance at the end of the period (in years)	7 years 4 months 24 days	7 years 8 months 15 days	8 years 1 month 6 days	8 years 7 months 9 days
Vested (in years)	6 years 6 months
Vested and expected to vest (in years)	7 years 4 months 24 days
Stock option, Aggregate Intrinsic Value
Outstanding options	$ 46.3	$ 99.2	$ 47.6	$ 48.2
Exercised options	17.6	11.6	5.2
Vested options	37.5
Vested and expected to vest options	46.1
Weighted-Average Grant Date Fair Value (in dollars per share)	$ 15.08	$ 17.55	$ 14.73
Cash proceeds received from options exercised	13.6	11.6	4.5
Tax benefit realized from stock options exercised	5.9	4.8	1.8
Performance Share Awards
Shares Granted and Earned	203,000	418,000	275,000
Weighted-Average Grant- Date Fair Value (in dollars per share)	$ 72.30	$ 67.22	$ 57.03
Shares outstanding at period end	143,000	197,000	79,000
Percentage of plan performance assumed	100.00%
Nonvested restricted stock units, Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	423,000	514,000	533,000	588,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	133,000	146,000	134,000
Vested (in shares)	(189,000)	(146,000)	(170,000)
Forfeited (in shares)	(35,000)	(19,000)	(19,000)
Nonvested restricted stock units, Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 50.24	$ 38.09	$ 35.15
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	$ 74.85	$ 76.98	$ 59.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 39.14	$ 32.28	$ 44.44
Forfeited (in dollars per share)	$ 62.68	$ 47.57	$ 40.39
Nonvested at the end of the period (in dollars per share)	$ 61.59	$ 50.24	$ 38.09	$ 35.15
Allocated Share-based Compensation Expense (pre-tax)	32.6	32.2	39.9
Stock-based compensation expense
Allocated Share-based Compensation Expense (pre-tax)	32.6	32.2	39.9
Net tax benefit related to stock-based compensation expense	(11.4)	(9.8)	(14.1)
Upper limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of awards	5 years
Percentage payout based on targets met	200.00%
Lower limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of awards	1 year
Percentage payout based on targets met	0.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Under one of the company's vesting schedules, percentage of stock options exercisable on each of the first through the fourth anniversaries of the grant date	25.00%
Under the second of two vesting schedules, percentage of stock options exercisable on each of the first through the third anniversaries of the grant date	33.00%
Term of awards	10 years
Stock option, Aggregate Intrinsic Value
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	7.4
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 9 months 18 days
Nonvested restricted stock units, Weighted-Average Grant Date Fair Value
Allocated Share-based Compensation Expense (pre-tax)	6.5	7.5	5.9
Stock-based compensation expense
Allocated Share-based Compensation Expense (pre-tax)	6.5	7.5	5.9
Performance share awards
Stock option, Aggregate Intrinsic Value
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	6.5
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Nonvested restricted stock units, Weighted-Average Grant Date Fair Value
Allocated Share-based Compensation Expense (pre-tax)	16.1	16.1	22.8
Stock-based compensation expense
Allocated Share-based Compensation Expense (pre-tax)	16.1	16.1	22.8
Restricted stock units
Stock option, Aggregate Intrinsic Value
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	12.8
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 6 months
Nonvested restricted stock units, Weighted-Average Grant Date Fair Value
Allocated Share-based Compensation Expense (pre-tax)	10.0	8.6	11.2
Stock-based compensation expense
Allocated Share-based Compensation Expense (pre-tax)	$ 10.0	$ 8.6	$ 11.2